Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Total Financial Assets at Fair Value		$ 1,965
Convertible notes		1,203
Profit share liability		1,971
Derivative liability		376
Warrant liability - subsidiary	$ 21	24
Warrant Liability	28,085	24
Total Financial Liabilities at Fair Value		3,574
Financial Assets Fair Value [Member]
Total Financial Assets at Fair Value		1,965
Level 1 [Member]
Total Financial Assets at Fair Value
Convertible notes
Profit share liability
Derivative liability
Warrant liability - subsidiary
Warrant Liability
Total Financial Liabilities at Fair Value
Level 1 [Member] | Financial Assets Fair Value [Member]
Total Financial Assets at Fair Value
Level 2 [Member]
Total Financial Assets at Fair Value		1,965
Convertible notes
Profit share liability
Derivative liability
Warrant liability - subsidiary
Warrant Liability
Total Financial Liabilities at Fair Value
Level 2 [Member] | Financial Assets Fair Value [Member]
Total Financial Assets at Fair Value		1,965
Level 3 [Member]
Total Financial Assets at Fair Value
Convertible notes		1,203
Profit share liability	2,119	1,971
Derivative liability		376
Warrant liability - subsidiary	21	24
Warrant Liability	28,065
Total Financial Liabilities at Fair Value	$ 30,205	3,574
Level 3 [Member] | Financial Assets Fair Value [Member]
Total Financial Assets at Fair Value